OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2010
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

13. OTHER INTANGIBLE ASSETS

        Intangible assets as of December 31, 2010 and 2009 comprised the following:

		December 31, 2010			December 31, 2009
	Useful lives, months	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets
Billing and telecommunication software	13 to 240	$1,682,959	$(1,056,324)	$626,635	$1,461,834	$(896,243)	$565,591
Acquired customer base	60 to 204	343,920	(111,775)	232,145	221,536	(74,320)	147,216
Rights to use radio frequencies	24 to 180	314,722	(100,496)	214,226	239,474	(75,761)	163,713
Accounting software	13 to 60	118,673	(87,623)	31,050	134,292	(79,480)	54,812
Numbering capacity with finite contractual life	24 to 120	90,408	(79,821)	10,587	90,266	(80,822)	9,444
Office software	13 to 60	84,343	(50,711)	33,632	71,997	(41,109)	30,888
Other software	12 to 600	95,179	(30,199)	64,980	80,488	(30,275)	50,213

		2,730,204	(1,516,949)	1,213,255	2,299,887	(1,278,010)	1,021,877

Prepayments for intangible assets		273,239	—	273,239	—	—	—

Numbering capacity with indefinite contractual life		55,144	—	55,144	47,737	—	47,737

Total other intangible assets		$3,058,587	$(1,516,949)	$1,541,638	$2,347,624	$(1,278,010)	$1,069,614

        As a result of the limited availability of local telephone numbering capacity in Moscow and the Moscow region, the Group entered into agreements for the use of telephone numbering capacity with other telecommunications operators in the region. The costs of acquired numbering capacity with a finite contractual life are amortized over a period of two to ten years in accordance with the terms of the contracts to acquire such capacity. Numbering capacity with an indefinite contractual life is not amortized.

        Amortization expense for the years ended December 31, 2010, 2009 and 2008 amounted to $399.8 million, $374.5 million and $459.6 million, respectively. Based solely on the cost of amortizable intangible assets existing at December 31, 2010 and current exchange rates, the estimated future amortization expenses for each of the next five years ending December 31 are as follows:

Estimated amortization expense in the year ended December 31,
2011	$417,660
2012	272,900
2013	178,370
2014	100,150
2015	58,690
Thereafter	185,485

Total	$1,213,255

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible assets acquisitions, changes in useful lives, exchange rates and other relevant factors.